                             Janus Investment Fund
                         Janus Smart Portfolio - Growth
                        Janus Smart Portfolio - Moderate
                      Janus Smart Portfolio - Conservative

                         Supplement dated May 30, 2007
                      To Currently Effective Prospectuses

The table on page 20 of the Prospectus is replaced in its entirety with the following:

Asset Class                           Janus Smart Portfolio -   Janus Smart Portfolio -   Janus Smart Portfolio -
  Underlying Fund                             Growth                   Moderate                Conservative
-----------------------------------------------------------------------------------------------------------------
EQUITY SECURITIES (STOCKS)
  Janus Twenty Fund                               8%                       4%                        --
  Janus Contrarian Fund                           --                       --                        4%
  Janus Growth and Income Fund                    8%                       9%                        5%
  Janus Orion Fund                                5%                       3%                        3%
  Janus Research Fund(1)                          8%                       6%                        3%
  Janus Adviser INTECH Risk-Managed
    Growth Fund - Class I                        14%                      11%                        8%
  Janus Adviser INTECH Risk-Managed
    Value Fund - Class I                         14%                      10%                        8%
  Janus Overseas Fund                            14%                      11%                        6%
  Janus Adviser International Equity
    Fund - Class I                                9%                       6%                        3%
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                          80%                      60%                       40%
-----------------------------------------------------------------------------------------------------------------
FIXED-INCOME SECURITIES (BONDS)
  Janus Flexible Bond Fund                       17%                      33%                       51%
  Janus High-Yield Fund                           3%                       3%                        3%
  Janus Short-Term Bond Fund                      --                       4%                        6%
-----------------------------------------------------------------------------------------------------------------
  TOTAL                                          20%                      40%                       60%
-----------------------------------------------------------------------------------------------------------------

(1) Formerly named Janus Mercury Fund.

The following paragraph supplements the information under POTENTIAL UNDERLYING FUNDS WITH INVESTMENTS IN EQUITY SECURITIES in the "INVESTMENT TECHNIQUES OF THE UNDERLYING FUNDS" section of the Prospectus:

       JANUS ADVISER INTERNATIONAL EQUITY FUND - CLASS I seeks long-term growth of capital. The fund invests, under normal circumstances, at least 80% of its net assets in equity securities. The fund normally invests in a core group of 50-70 equity securities of issuers from different countries located throughout the world, excluding the United States. The fund may, under unusual circumstances, invest all of its assets in a single country. The fund may invest in emerging markets, but will normally limit such investments to 15% of its net assets. Within the parameters of its specific investment policies, the fund may invest without limit in foreign equity and debt securities.

                Please retain this Supplement with your records.

                             Janus Investment Fund
                          Janus Equity and Bond Funds

                         Supplement dated May 30, 2007
           To Currently Effective Statement of Additional Information

The following replaces, in its entirety, the corresponding information for Janus Research Fund (formerly named Janus Mercury Fund) and Janus Global Research Fund (formerly named Janus Research Fund) under PERFORMANCE-BASED INVESTMENT ADVISORY FEE in the "INVESTMENT ADVISER AND SUBADVISERS" section of the Statement of Additional Information:

       EXAMPLES: JANUS RESEARCH FUND

       The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark index by 5.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund compared to the investment record of the Russell 1000(R) Growth Index.

       Example 1: Fund Outperforms Its Benchmark By 5%

       If the Fund has outperformed the Russell 1000(R) Growth Index by 5% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                     Total Advisory Fee Rate
       Base Fee Rate    Performance Adjustment Rate      For That Month
       ---------------------------------------------------------------------
       1/12th of 0.64%        1/12th of 0.15%            1/12th of 0.79%

       Example 2: Fund Performance Tracks Its Benchmark

       If the Fund has tracked the performance of the Russell 1000(R) Growth Index during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                     Total Advisory Fee Rate
       Base Fee Rate    Performance Adjustment Rate      For That Month
       ---------------------------------------------------------------------
       1/12th of 0.64%             0.00                  1/12th of 0.64%

       Example 3: Fund Underperforms Its Benchmark By 5%

       If the Fund has underperformed the Russell 1000(R) Growth Index by 5% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                     Total Advisory Fee Rate
       Base Fee Rate    Performance Adjustment Rate      For That Month
       ---------------------------------------------------------------------
       1/12th of 0.64%       1/12th of -0.15%            1/12th of 0.49%

       EXAMPLES: JANUS GLOBAL RESEARCH FUND

       The monthly maximum positive or negative Performance Adjustment of 1/12th of 0.15% of average net assets during the prior 36 months occurs if the Fund outperforms or underperforms its benchmark indices by 6.00% over the same period. The Performance Adjustment is made in even increments for every 0.50% difference in the investment performance of the Fund compared to the cumulative investment record of the Russell 1000(R) Index (for periods prior to January 1, 2007) and the MSCI World Growth Index (for periods commencing January 1, 2007). The sum of the percentage changes in these two benchmark indices are used for purposes of calculating the Performance Adjustment.

       Example 1: Fund Outperforms Its Benchmarks By 6%

       If the Fund has outperformed the indices by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                     Total Advisory Fee Rate
       Base Fee Rate    Performance Adjustment Rate      For That Month
       ---------------------------------------------------------------------
       1/12th of 0.64%        1/12th of 0.15%            1/12th of 0.79%

       Example 2: Fund Performance Tracks Its Benchmarks

       If the Fund has tracked the performance of the indices during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                     Total Advisory Fee Rate
       Base Fee Rate    Performance Adjustment Rate      For That Month
       ---------------------------------------------------------------------
       1/12th of 0.64%             0.00                  1/12th of 0.64%

       Example 3: Fund Underperforms Its Benchmarks By 6%

       If the Fund has underperformed the indices by 6% during the preceding 36 months, the Fund would calculate the investment advisory fee as follows:

                                                     Total Advisory Fee Rate
       Base Fee Rate    Performance Adjustment Rate      For That Month
       ---------------------------------------------------------------------
       1/12th of 0.64%       1/12th of -0.15%            1/12th of 0.49%

                Please retain this Supplement with your records.

                             Janus Investment Fund
                            Janus Money Market Funds
                                Investor Shares

                         Supplement dated May 30, 2007
           To Currently Effective Statement of Additional Information

The paragraph under "PURCHASE OF SHARES" on page 42 of the Statement of Additional Information is replaced in its entirety with the following:

       Shares are generally sold at the NAV per share as determined as of the close of the regular trading session of the New York Stock Exchange (the "NYSE") next occurring after a purchase order is received in good order by a Fund. A Fund's NAV is calculated each day that the NYSE is open. As stated in the Prospectuses, the Funds each seek to maintain a stable NAV per share of $1.00. The "Shareholder's Manual" or "Shareholder's Guide" section of the Funds' Prospectuses contains detailed information about the purchase of Shares.

                Please retain this Supplement with your records.